CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 71,667	$ 374,542
Cost of revenues	0	0	0	235,803
Gross margin	0	0	71,667	138,739
Operating expenses
General and administrative	611,845	624,674	2,008,118	4,570,161
Impairment of intangible assets			1,935,621	1,423,844
Warrants, options and stock compensation	149,885	1,316,148	4,228,317	3,643,662
Fair value of common stock exchanged for warrants			3,069,792	0
Legal and professional services	131,686	143,103	1,071,392	2,128,898
Depreciation and amortization	478,104	8,687	675,757	164,043
Total operating expenses	1,371,520	2,092,612	12,988,997	11,930,608
Loss from operations	(1,371,520)	(2,092,612)	(12,917,330)	(11,791,869)
Other (income)/expenses
Fair value of derivative liabilities in excess of proceeds			0	408,501
(Gain)/Loss on adjustments to fair value of derivative liability	0	236,850	(8,980,077)	(6,907,748)
Gain on extinguishment of derivative liability			(1,635,967)	0
Other (income)/expense	(49,639)	(2,564)	(71,631)	379,188
Present value of remaining lease payments for facilities no longer occupied			0	1,010,111
Interest expense	58,294	22,971	228,294	167,894
Total other expenses	8,655	257,257	(10,459,381)	(4,942,054)
Net loss from continuing operations	(1,380,175)	(2,349,869)
Net loss from discontinued operations	0	(126,911)
Net loss	(1,380,175)	(2,476,780)	(2,457,949)	(6,849,815)
Net loss attributed to non-controlling interests			(6,401)	(19,079)
Net loss attributed to RestorGenex Corporation			(2,464,350)	(6,868,894)
Preferred dividends	$ 0	$ 124,375	$ 171,625	$ 497,167
Net loss attributable to holders of RestorGenex Corporation common stock	$ (1,380,175)	$ (2,601,155)	$ (2,635,975)	$ (7,366,061)
Basic and diluted loss per share for continuing operations	$ (0.23)	$ (2.77)
Basic and diluted loss per share for discontinued operations	$ 0	$ (0.14)
Total basic and diluted loss per share	$ (0.23)	$ (2.91)	$ (1.00)	$ (8.16)
Basic weighted average shares outstanding	5,934,474	892,534	2,646,603	903,139
Fully-diluted weighted average shares outstanding	5,934,474	1,207,534	2,646,603	1,121,987